Offerings	Oct. 04, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.000% Fixed-Rate Resettable Junior Subordinated Notes due 2054
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 500,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550
Offering Note
Note 1(a) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Apollo Global Management, Inc. (the “Company”) initially deferred payment of all of the registration fees for the Registration Statement on Form
S-3
(Registration
No. 333-271275),
filed with the Securities and Exchange Commission (the “SEC”) on April 14, 2023. This filing fee exhibit is in connection with a final prospectus supplement (the “prospectus supplement”) dated October 3, 2024, filed by the Company and Additional Registrants with the SEC pursuant to Rule 424(b) of the Securities Act.

Note 1(b) The notes issued by the Company are fully and unconditionally guaranteed by the Additional Registrants. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 6.000% Fixed Rate resettable Junior Subordinated Notes due 2054
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	See Notes 1(a) and 1(b).